ORIX Corporation Shareholders' Equity - Additional Information (Detail) - JPY (¥) ¥ in Millions	9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Total dividends paid	¥ 55,704	¥ 52,438
Officer's Compensation Board Incentive Plan
Class of Stock [Line Items]
Total dividends paid	91	92
Effective Date [Member] | Officer's Compensation Board Incentive Plan
Class of Stock [Line Items]
Total dividends paid	¥ 122	¥ 83